CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Expenses
Consulting, management and professional fees	$ 898,831	$ 794,481	$ 194,662
Employee benefits	555,150	358,794	172,597
Office and sundry	128,323	68,290	205,386
Share-based payments	289,665	154,789	1,676
Travel and promotion	240,320	111,965	167,681
Depreciation	185,348	196,694	4,002
Interest and bank expenses	11,781	4,421	5,252
Interest on lease obligation	21,393	35,419
Fair value gain on government loan	(5,206)
(Gain) loss on derivative instruments	(31,888)	30,349	(65,907)
Foreign exchange loss (gain)	49,927	11,236	(11,469)
Loss before other items	(2,343,644)	(1,766,438)	(673,880)
Interest and other income, including government assistance	100,084	115,693	9,118
Loss and comprehensive loss for the year	$ (2,243,560)	$ (1,650,745)	$ (664,762)
Loss per share, basic and diluted (in dollars per share) | $ / shares	$ (0.02)	$ (0.02)	$ (0.01)
Weighted average number of shares - basic and diluted (in shares) | shares	105,203,090	93,885,097	86,498,291